Revenues from Contracts with Customers (Tables)	9 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the nine and three months ended December 31, 2022 and 2023 are as follows:

	Millions of yen	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Revenues from contracts with customers	¥1,000,124	¥945,765
Other revenues *	994,720	1,092,095

Total revenues	¥1,994,844	¥2,037,860

	Millions of yen	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Revenues from contracts with customers	¥306,525	¥327,035
Other revenues *	323,503	351,090

Total revenues	¥630,028	¥678,125

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2023 and December 31, 2023.

	Millions of yen
	March 31, 2023	December 31, 2023
Trade Notes, Accounts and Other Receivable	¥223,635	¥200,461
Contract assets (Included in Other Assets)	13,403	20,207
Contract liabilities (Included in Other Liabilities)	34,338	32,166